Note 16 - Derivative Liabilities (Detail) - Fair Value Assumptions (Series A Convertible Preferred Stock - Conversion Option [Member])	12 Months Ended
Dec. 31, 2011
Expected term in years	5 years
Expected dividend yield	0.00%
Minimum [Member]
Risk free rate	1.27%
Expected volatility	150.00%
Maximum [Member]
Risk free rate	2.69%
Expected volatility	400.00%